Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 62,919	$ 165,173
Short term investments	46,952
Accounts receivable	226
Prepaid expenses and other receivables	6,663	5,100
Total current assets	116,760	170,273
Long term investments	2,204	2,319
Real estate properties under development, net	171,610	52,460
Property, plant and equipment, net	27,442	36,976
Other assets	91	49
Total assets	318,107	262,077
Current liabilities:
Accounts payable	87,214	5,705
Accrued expenses and other payables	2,993	1,500
Dividend payable		10,514
Total current liabilities	90,207	17,719
Financial lease payable	9
Total liabilities	90,216	17,719
Commitments and contingencies (Note 14)
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 37,551,191 and 38,186,991 shares as at December 31, 2017 and 2018, respectively)	382	376
Additional paid-in capital	257,125	249,856
Accumulated deficit	(13,329)	(24)
Accumulated other comprehensive loss	(16,287)	(5,850)
Total shareholders’ equity	227,891	244,358
Total liabilities and equity	$ 318,107	$ 262,077